UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     August 19, 2008
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     57
Form 13F Information Table Value Total:     $182,338
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COMMON          88579Y101       306     4400 SH       SOLE                     4400
ABBOTT LABS                    COMMON          002824100       530    10000 SH       SOLE                    10000
ACCENTURE LTD SHS CL           COMMON          G1150G111      5150   126480 SH       SOLE                   126480
AMERICAN EXPRESS CO            COMMON          025816109      9398   249480 SH       SOLE                   249480
AMERICAN INTL GROUP I          COMMON          026874107      6980   263810 SH       SOLE                   263810
APACHE CORP                    COMMON          037411105       656     4716 SH       SOLE                     4716
APPLE COMPUTER INC             COMMON          037833100      3276    19565 SH       SOLE                    19565
B P PLC ADR                    COMMON          055622104       497     7138 SH       SOLE                     7138
BROOKFIELD ASSET MGMT          COMMON          112585104      6111   187812 SH       SOLE                   187812
BURLINGTON NORTHN SAN          COMMON          12189T104      6756    67635 SH       SOLE                    67635
CAPITAL ONE FINL CORP          COMMON          14040H105      6214   163480 SH       SOLE                   163480
CARMAX INC                     COMMON          143130102      3679   259258 SH       SOLE                   259258
CHEVRONTEXACO CORP             COMMON          166764100       475     4792 SH       SOLE                     4792
CISCO SYS INC                  COMMON          17275R102      5114   219878 SH       SOLE                   219878
CVS CORP                       COMMON          126650100       222     5600 SH       SOLE                     5600
DEVON ENERGY CORP NEW          COMMON          25179M103       240     2000 SH       SOLE                     2000
DISNEY WALT PRODTNS            COMMON          254687106      3014    96588 SH       SOLE                    96588
E M C CORP MASS                COMMON          268648102      5338   363370 SH       SOLE                   363370
EMERSON ELEC CO                COMMON          291011104      5723   115735 SH       SOLE                   115735
ENBRIDGE ENERGY PARTN          COMMON          29250R106       294     5835 SH       SOLE                     5835
ENTERPRISE PRODS PART          COMMON          293792107       222     7500 SH       SOLE                     7500
EXXON MOBIL CORP               COMMON          30231G102      1958    22222 SH       SOLE                    22222
FEDEX CORP                     COMMON          31428X106      4342    55103 SH       SOLE                    55103
GENENTECH INC NEW              COMMON          368710406      6025    79375 SH       SOLE                    79375
GENERAL ELECTRIC               COMMON          369604103      5714   214074 SH       SOLE                   214074
GENWORTH FINL INC CL           COMMON          37247D106      5001   280780 SH       SOLE                   280780
GENZYME CORP GEN DIV           COMMON          372917104      4680    65115 SH       SOLE                    65115
GOOGLE INC-CL A                COMMON          38259P508      6821    12958 SH       SOLE                    12958
I B M                          COMMON          459200101       434     3661 SH       SOLE                     3661
INTEL CORP                     COMMON          458140100      4923   229189 SH       SOLE                   229189
ITT INDS INC IND               COMMON          450911102      5170    81635 SH       SOLE                    81635
J P MORGAN CHASE & CO          COMMON          46625H100      6305   183766 SH       SOLE                   183766
JOHNSON & JOHNSON              COMMON          478160104       417     6485 SH       SOLE                     6485
LOCKHEED MARTIN CORP           COMMON          539830109       355     3600 SH       SOLE                     3600
MARATHON OIL CORP              COMMON          565849106      4969    95805 SH       SOLE                    95805
MERRILL LYNCH & CO IN          COMMON          590188108      4326   136425 SH       SOLE                   136425
MICROSOFT                      COMMON          594918104       757    27503 SH       SOLE                    27503
NOVARTIS AG SPONSORED          COMMON          66987V109      5333    96885 SH       SOLE                    96885
OCCIDENTAL PETE CORP           COMMON          674599105       578     6429 SH       SOLE                     6429
ONEOK PARTNERS L P             COMMON          68268N103       298     5330 SH       SOLE                     5330
PARKER DRILLING CO             COMMON          701081101       451    45100 SH       SOLE                    45100
PEPSICO INC                    COMMON          713448108       634     9970 SH       SOLE                     9970
PHILIP MORRIS INTL IN          COMMON          718172109       304     6150 SH       SOLE                     6150
PROCTER & GAMBLE COMP          COMMON          742718109      5826    95809 SH       SOLE                    95809
QUALCOMM INC                   COMMON          747525103      5303   119509 SH       SOLE                   119509
ROYAL DUTCH SHELL PLC          COMMON          780259107       325     4061 SH       SOLE                     4061
SCHLUMBERGER                   COMMON          806857108      4953    46106 SH       SOLE                    46106
SUNCOR ENERGY INC              COMMON          867229106      3869    66566 SH       SOLE                    66566
UNITEDHEALTH GROUP IN          COMMON          91324P102      3278   124860 SH       SOLE                   124860
US BANCORP DEL NEW             COMMON          902973304      4932   176835 SH       SOLE                   176835
WAL MART STORES INC            COMMON          931142103       463     8242 SH       SOLE                     8242
WILLIAMS CLAYTON ENER          COMMON          969490101      2113    19217 SH       SOLE                    19217
WILLIAMS COS INC               COMMON          969457100       507    12585 SH       SOLE                    12585
WILLIAMS PARTNERS L P          COMMON          96950F104       230     7000 SH       SOLE                     7000
WYETH                          COMMON          983024100       259     5400 SH       SOLE                     5400
WYNN RESORTS LTD               COMMON          983134107      2648    32545 SH       SOLE                    32545
YUM BRANDS INC                 COMMON          988498101      7645   217860 SH       SOLE                   217860